Offerings	Aug. 04, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Postal Realty Trust, Inc. Class A Common Stock, $0.01 par value per share
Fee Rate	0.01381%
Offering Note	An unspecified number of securities or aggregate initial offering price, as applicable, is being registered as may from time to time be offered at unspecified prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares.

In accordance with Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of the registration fee

Includes rights to acquire common stock or preferred stock of Postal Realty Trust, Inc. under any shareholder rights plan then in effect, if applicable under the terms of any such plan.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Postal Realty Trust, Inc. Preferred Stock, $0.01 par value per share
Fee Rate	0.01381%
Offering Note	See Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Postal Realty Trust, Inc. Warrants
Fee Rate	0.01381%
Offering Note	An unspecified number of securities or aggregate initial offering price, as applicable, is being registered as may from time to time be offered at unspecified prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares.

In accordance with Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of the registration fee.

The warrants covered by this Registration Statement may be preferred share warrants or common share warrants.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Postal Realty Trust, Inc. Units
Fee Rate	0.01381%
Offering Note	An unspecified number of securities or aggregate initial offering price, as applicable, is being registered as may from time to time be offered at unspecified prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares.

In accordance with Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of the registration fee.

In U.S. dollars or the equivalent thereof denominated in one or more foreign currencies or units of two or more foreign currencies or composite currencies (such as European Currency Units).
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Postal Realty Trust, Inc. Guarantees of Debt Securities
Fee Rate	0.01381%
Offering Note	An unspecified number of securities or aggregate initial offering price, as applicable, is being registered as may from time to time be offered at unspecified prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares.

In accordance with Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of the registration fee.

Postal Realty Trust, Inc. may fully and unconditionally guarantee the payment of principal of and premium (if any) and interest on debt securities offered by Postal Realty LP. No separate consideration will be received for the guarantees. Pursuant to Rule 457(n), no separate fee is payable with respect to the guarantees being registered hereby.

* Additional securities (including securities to be issued by additional registrants) may be added by automatically effective post-effective amendment pursuant to Rule 413.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Postal Realty LP. Debt Securities
Fee Rate	0.01381%
Offering Note	See Note 5.